Income Taxes (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Entity Listings [Line Items]
Current tax at U.S. statutory rate	$ (414,970)	$ 514,015
Federal income tax expense	21.00%	21.00%
Nondeductible/nontaxable items	$ 885	$ 2,436
Nondeductible/nontaxable items	(0.04%)	0.10%
State taxes, net of federal benefit	$ (0)	$ (0)
State income tax expense, net of federal tax effect	0.00%	0.00%
State effect of perm items	$ (0)	$ (0)
State effect of perm items	0.00%	0.00%
Valuation allowance activity	$ 520,318	$ 168,651
Change of valuation allowance	(26.33%)	6.89%
Deferred rate change	$ (0)	$ (0)
Rate change	0.00%	0.00%
Federal payable true-up	$ 16,652	$ (9,248)
Federal payable true-up	(0.84%)	(0.38%)
Other	$ (2,436)	$ 1
Other	0.12%	0.00%
Total Income Tax Provision/(Benefit)	$ 120,449	$ 675,854
Effective tax rate	(6.10%)	27.61%
Landsea Homes [Member]
Entity Listings [Line Items]
Federal income tax expense	21.00%	21.00%	21.00%
State income tax expense, net of federal tax effect	5.70%	6.90%	7.30%
Change of valuation allowance	0.00%	0.00%	(16.80%)
Rate change	(3.20%)	0.20%
Total Income Tax Provision/(Benefit)	$ (3,081,000)	$ 6,159,000	$ 4,613,000
Effective tax rate	25.30%	21.60%	11.20%
Permanent differences	(0.30%)	0.10%	0.00%
Energy efficient home credit	5.60%	(5.40%)	0.00%
Return to provision adjustment	(3.50%)	(1.20%)	(0.30%)